Note 5 - Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]

NOTE
5.
FAIR VALUE OF FINANCIAL INSTRUMENTS

     Our corporate bonds and money market funds are classified as available-for-sale securities and carried at estimated fair value. Unrealized holding gains and losses are included in accumulated other comprehensive income (loss) in the statement of shareholders’ equity. Corporate bonds with remaining maturities less than one
year are classified as short-term, and those with remaining maturities greater than one
year are classified as long-term. We consider all highly-liquid investments with maturities of three
months or less when purchased, including money market funds, to be cash equivalents. Gains and losses on marketable security transactions are reported on the specific-identification method.

     The fair value of our available-for-sale securities as of
September
30,
2018
by maturity were as follows:

Total	<1 Year	1–3 Years	3–5 Years
$76,576,286	$29,716,134	$22,784,235	$24,075,917

     Total available-for-sale securities represented approximately
89%
of our total assets. Marketable securities as of
September
30,
2018
had remaining maturities between
one
and
55
 months.

     Generally accepted accounting principles establish a framework for measuring fair value, provide a definition of fair value, and prescribe required disclosures about fair-value measurements. Generally accepted accounting principles define fair value as the price that would be received to sell an asset or paid to transfer a liability. Fair value is a market-based measurement that should be determined using assumptions that market participants would use in pricing an asset or liability. Generally accepted accounting principles utilize a valuation hierarchy for disclosure of fair value measurements. The categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The categories within the valuation hierarchy are described as follows:

     Level
1
– Financial instruments with quoted prices in active markets for identical assets or liabilities.

     Level
2
– Financial instruments with quoted prices in active markets for similar assets or liabilities. Level
2
fair value measurements are determined using either prices for similar instruments or inputs that are either directly or indirectly observable, such as interest rates.

     Level
3
– Inputs to the fair value measurement are unobservable inputs or valuation techniques.

     Money market funds are included on the balance sheets in “Cash and cash equivalents.” Corporate bonds are included on the balance sheets in “Marketable securities, short term” and “Marketable securities, long term.”

     The following table shows the estimated fair value of assets that were accounted for at fair value on a recurring basis:

	As of September 30, 2018			As of March 31, 2018
	Level 1	Level 2	Total	Level 1	Level 2	Total
Money market funds	$5,774,385	$-	$5,774,385	$3,951,032	$-	$3,951,032
Corporate bonds	-	70,801,901	70,801,901	54,517,969	19,085,998	73,603,967
Total	$5,774,385	$70,801,901	$76,576,286	$58,469,001	$19,085,998	$77,554,999

     Our available-for-sale securities as of
September
30
and
March
31,
2018,
aggregated into classes of securities, were as follows:

	As of September 30, 2018				As of March 31, 2018
	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$5,774,385	$-	$-	$5,774,385	$3,951,032	$-	$-	$3,951,032
Corporate bonds	72,122,677	-	(1,320,776)	70,801,901	74,853,327	-	(1,249,360)	73,603,967
Total	$77,897,062	$-	$(1,320,776)	$76,576,286	$78,804,359	$-	$(1,249,360)	$77,554,999

     The following table shows the gross unrealized holding losses and fair value of our available-for-sale securities with unrealized holding losses, aggregated by class of securities and length of time that individual securities had been in a continuous unrealized loss position as of
September
30
and
March
31,
2018.

	Less Than 12 Months		12 Months or Greater		Total
	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses	Estimated Fair Value	Gross Unrealized Holding Losses

As of September 30, 2018
Corporate bonds	$47,928,537	$(580,584)	$22,873,364	$(740,192)	$70,801,901	$(1,320,776)
Total	$47,928,537	$(580,584)	$22,873,364	$(740,192)	$70,801,901	$(1,320,776)

As of March 31, 2018
Corporate bonds	$61,731,248	$(1,003,849)	$9,072,719	$(245,511)	$70,803,967	$(1,249,360)
Total	$61,731,248	$(1,003,849)	$9,072,719	$(245,511)	$70,803,967	$(1,249,360)

     We did
not
consider any of our available-for-sale securities to be impaired as of
September
30,
2018.
None
of the securities were impaired at acquisition, and subsequent declines in fair value are not
attributed to declines in credit quality. When evaluating for impairment we assess indicators that include, but are not
limited to, earnings performance, changes in underlying credit ratings, market conditions, bona fide offers to purchase or sell, and ability to hold until maturity. Because we believe it is more likely than not
we will recover the cost basis of our investments, we did
not
consider any of our marketable securities to be impaired as of
September
30,
2018.